Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Company's Capital - Company's shares (Table)

	As of December 31,
	2024	2023
Common shares	58,387,313	55,039,143
General partner units	—	348,570
Treasury Shares	1,551,061	870,522
Total Company's shares	59,938,374	56,258,235